Note 10 - Preferred Stock (Detail) - Preferred Stock	Dec. 31, 2012	Dec. 31, 2011
Preferred stock	54,867	65,090
Series E Non-Cumulative Perpetual Preferred Stock [Member]
Preferred stock	25,000	25,000
Series F Noncumulative Perpetual Preferred Stock [Member]
Preferred stock	29,867	40,090